Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Schedule of changes in long-term investments
Long-term investments consist of equity investments accounted for using the equity method, equity investments without readily determinable fair values and available for sale investment. The following table sets forth the changes in the Group’s Long-term investments:

	Investments without readily determinable fair values	Investments accounted for using the equity method	Available for sale investment	Total
	RMB	RMB		RMB

Balance as of December 31, 2019	85,000	23,603	—	108,603

Investments made	—	4,894	—	4,894
Loss from equity method investments	—	(11,523)	—	(11,523)
Less: Impairment	—	(15,908)	—	(15,908)
Less: Foreign currency translation adjustments	—	(1,066)	—	(1,066)
Subscription of private fund	—	—	36,600	36,600
Loss from private fund	—	—	(421)	(421)
Balance as of December 31, 2020	85,000	—	36,179	121,179

Investments made	1,484	—	—	1,484
Loss from private fund	—	—	(91)	(91)
Balance as of December 31, 2021	86,484	—	36,088	122,572